Revenues (Tables)	9 Months Ended
Sep. 30, 2026
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' location) and revenue type for the three and nine months ended September 30, 2026 and 2025:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$25,791	$18,149	$56,878	$52,997
Consumables	34,396	34,175	99,955	101,303
Services	33,958	31,313	99,825	94,432
Total Americas	94,145	83,637	256,658	248,732

EMEA
Systems	5,669	9,573	23,457	28,907
Consumables	18,772	18,941	60,244	58,727
Services	7,412	7,925	22,408	22,806
Total EMEA	31,853	36,439	106,109	110,440

Asia Pacific
Systems	4,446	4,314	10,754	11,894
Consumables	8,035	8,909	27,313	28,819
Services	4,161	3,671	12,109	11,217
Total Asia Pacific	16,642	16,894	50,176	51,930

Total Revenues	$142,640	$136,970	$412,943	$411,102